Appendix II: Board and Senior Management Compensation - Compensation Allocation of Board and Senior Management (Details)	12 Months Ended
Dec. 31, 2019 EUR (€)
Mr. José María Álvarez-Pallete López
Disclosure of transactions between related parties [line items]
Short-term variable compensation	€ 3,478,888
Mr. Ángel Vilá Boix
Disclosure of transactions between related parties [line items]
Short-term variable compensation	2,412,000
Directors | Mr. José María Álvarez-Pallete López
Disclosure of transactions between related parties [line items]
Salary	1,923,100
Fixed Compensation	0
Attendance fees	0
Short-term variable compensation	3,447,734
Compensation for belonging to Committees of the Board	0
Other items	5,836
Total	5,376,670
Directors | Mr. Isidro Fainé Casas
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	200,000
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	80,000
Other items	0
Total	280,000
Directors | Mr. José María Abril Pérez
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	200,000
Attendance fees	9,000
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	91,200
Other items	0
Total	300,200
Directors | Mr. José Javier Echenique Landiríbar
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	120,000
Attendance fees	25,000
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	113,600
Other items	0
Total	258,600
Directors | Mr. Ángel Vilá Boix
Disclosure of transactions between related parties [line items]
Salary	1,600,000
Fixed Compensation	0
Attendance fees	0
Short-term variable compensation	2,390,400
Compensation for belonging to Committees of the Board	0
Other items	18,367
Total	4,008,767
Directors | Mr. Juan Ignacio Cirac Sasturain
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	120,000
Attendance fees	9,000
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	11,200
Other items	0
Total	140,200
Directors | Mr. Peter Erskine
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	120,000
Attendance fees	17,000
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	113,600
Other items	0
Total	250,600
Directors | Ms. Sabina Fluxà Thienemann
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	120,000
Attendance fees	8,000
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	11,200
Other items	0
Total	139,200
Directors | Ms. Carmen García de Andrés
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	120,000
Attendance fees	19,000
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	22,400
Other items	0
Total	161,400
Directors | Ms. María Luisa García Blanco
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	120,000
Attendance fees	16,000
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	22,400
Other items	0
Total	158,400
Directors | Mr. Jordi Gual Solé
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	120,000
Attendance fees	19,000
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	22,400
Other items	0
Total	161,400
Directors | Mr. Peter Löscher
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	120,000
Attendance fees	14,000
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	33,600
Other items	0
Total	167,600
Directors | Mr. Ignacio Moreno Martínez
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	120,000
Attendance fees	30,000
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	44,800
Other items	0
Total	194,800
Directors | Ms. Verónica Pascual Boé
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	0
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	0
Total	0
Directors | Mr. Francisco Javier de Paz Mancho
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	120,000
Attendance fees	35,000
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	124,800
Other items	0
Total	279,800
Directors | Mr. Francisco José Riberas Mera
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	120,000
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	0
Total	120,000
Directors | Ms. Claudia Sender Ramírez
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	0
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	0
Total	0
Directors | Mr. Luiz Fernando Furlán
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	120,000
Attendance fees	11,000
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	11,200
Other items	0
Total	142,200
Directors | Mr. Wang Xiaochu
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	120,000
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	0
Total	120,000
Other Companies | Mr. José María Álvarez-Pallete López
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	0
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	0
Total	0
Other Companies | Mr. Isidro Fainé Casas
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	0
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	0
Total	0
Other Companies | Mr. José María Abril Pérez
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	0
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	0
Total	0
Other Companies | Mr. José Javier Echenique Landiríbar
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	155,602
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	0
Total	155,602
Other Companies | Mr. Ángel Vilá Boix
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	0
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	0
Total	0
Other Companies | Mr. Juan Ignacio Cirac Sasturain
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	0
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	0
Total	0
Other Companies | Mr. Peter Erskine
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	20,000
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	0
Total	20,000
Other Companies | Ms. Sabina Fluxà Thienemann
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	0
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	0
Total	0
Other Companies | Ms. Carmen García de Andrés
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	0
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	0
Total	0
Other Companies | Ms. María Luisa García Blanco
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	0
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	0
Total	0
Other Companies | Mr. Jordi Gual Solé
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	0
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	0
Total	0
Other Companies | Mr. Peter Löscher
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	0
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	0
Total	0
Other Companies | Mr. Ignacio Moreno Martínez
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	0
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	0
Total	0
Other Companies | Ms. Verónica Pascual Boé
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	0
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	0
Total	0
Other Companies | Mr. Francisco Javier de Paz Mancho
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	305,344
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	0
Total	305,344
Other Companies | Mr. Francisco José Riberas Mera
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	0
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	0
Total	0
Other Companies | Ms. Claudia Sender Ramírez
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	0
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	0
Total	0
Other Companies | Mr. Luiz Fernando Furlán
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	85,767
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	0
Total	85,767
Other Companies | Mr. Wang Xiaochu
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	0
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	0
Total	€ 0